INCOME TAXES (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details
Deferred tax asset - NOL's	$ 6,800,000	$ 3,800,000
Less valuation allowance	$ (6,800,000)	$ (3,800,000)
Net deferred tax asset